SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended
Jun. 30, 2015
Office equipment [Member] | Minimum [Member]
Estimated useful life (in years)	3 years
Office equipment [Member] | Maximum [Member]
Estimated useful life (in years)	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Estimated useful life (in years)	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Estimated useful life (in years)	10 years